Operating Lease (Tables)	12 Months Ended
Jun. 30, 2021
Leases Of Lessee Disclosures [Abstract]
Schedule of operating lease related assets and liabilities
	June 30, 2021	June 30, 2020
Rights of use lease assets	$1,165,172	$553,904

Operating lease liabilities, current	263,023	315,259
Operating lease liabilities, noncurrent	827,086	310,098
Total operating lease liabilities	$1,090,109	$625,357

Schedule of weighted average remaining lease terms and discount rates
	June 30, 2021	June 30, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	6.40	3.30
Weighted average discount rate	4.75%	4.75%

Schedule of maturities of lease liabilities
Twelve months ended June 30,	Lease payment
2022	$310,616
2023	165,750
2024	156,186
2025	151,736
2026 and thereafter	585,266
Total lease payments	1,369,554
Less: imputed interest	(279,445)
Present value of lease liabilities	$1,090,109